UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-09871)

Cullen Funds Trust
(Exact name of registrant as specified in charter)

645 Fifth Avenue
New York, NY 10022
(Address of principal executive offices) (Zip code)

Brooks H. Cullen
645 Fifth Avenue
New York, NY 10022
(Name and address of agent for service)

877-485-8586
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2007

Date of reporting period: December 31, 2006

Item 1. Report to Stockholders.

Cullen Funds Trust

Cullen High Dividend Equity Fund

SEMI-ANNUAL REPORT

December 31, 2006

CULLEN HIGH DIVIDEND EQUITY FUND

STATEMENTS OF ASSETS AND LIABILITIES
As of December 31, 2006 (Unaudited)

Assets:
Investments, at value (cost of $381,560,599)	$428,060,898
Cash	79,189
Receivable for securities sold	17,813,450
Receivable for fund shares sold	1,271,213
Dividends and interest receivable	1,083,588
Prepaid expenses	43,914
Total assets	448,352,252
Liabilities:
Payable for securities purchased	29,663,412
Payable to Adviser	186,465
Distribution fees payable	19,214
Accrued administration expense	62,768
Accrued audit expense	17,021
Accrued custody expense	23,754
Accrued fund accounting expense	9,187
Accrued transfer agent expense	12,749
Other accrued expenses and liabilities	14,662
Total liabilities	30,009,232
Net assets	$418,343,020
Net assets consist of:
Paid in capital	$369,301,277
Undistributed net investment income (loss)	246,230
Accumulated net realized gain (loss) on investments	2,295,459
Net unrealized appreciation (depreciation)
on investments and foreign currency related transactions	46,500,054
Net assets	$418,343,020
Retail Class:
Net assets applicable to outstanding Retail Class shares	$40,000,932
Shares issued (Unlimited number of beneficial
interest authorized, $0.001 par value)	2,618,788
Net asset value, offering price and redemption price per share	$15.27
Class C:
Net assets applicable to outstanding Class C shares	$12,094,633
Shares issued (Unlimited number of beneficial
interest authorized, $0.001 par value)	793,000
Net asset value, offering price and redemption price per share	$15.25
Class I:
Net assets applicable to outstanding Class I shares	$366,247,455
Shares issued (Unlimited number of beneficial
interest authorized, $0.001 par value)	23,973,148
Net asset value, offering price and redemption price per share	$15.28

The accompanying notes are an integral part of these financial statements.

1

CULLEN HIGH DIVIDEND EQUITY FUND

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2006 (Unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $110,795)	$5,182,063
Interest	1,005,718
Total investment income	6,187,781
Expenses:
Investment advisory fees (Note 5)	1,641,153
Administration fees	157,786
Shareholder servicing fees	47,720
Distribution fees (Note 6)
Distribution fees - Retail Class	32,167
Distribution fees - Class C	49,075
Registration and filing fees	37,654
Fund accounting fees	36,227
Professional fees	14,367
Custody fees	36,189
Shareholder reports	10,603
Insurance expense	7,688
Trustees’ fees and expenses	4,285
Other expenses	320
Total expenses before reimbursement from Adviser	2,075,234
Expense reimbursement from Adviser	(763,127)
Net expenses	1,312,107
Net investment income	4,875,674
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments and foreign currency related transactions	2,817,307
Written option contracts	—
Net realized gain (loss)	2,817,307
Net change in unrealized appreciation on:
Investments and foreign currency related transactions	36,173,937
Written option contracts	—
Net change in unrealized appreciation	36,173,937
Net realized and unrealized gain on investments	38,991,244
Net increase in net assets resulting from operations	$43,866,918

The accompanying notes are an integral part of these financial statements.

2

CULLEN HIGH DIVIDEND EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months
	Ended
	December 31,	Year Ended
	2006	June 30,
	(Unaudited)	2006
Operations:
Net investment income	$4,875,674	$4,064,587
Net realized gain (loss) on investments	2,817,307	(470,670)
Net change in unrealized appreciation of investments	36,173,937	9,920,228
Net increase in net assets resulting from operations	43,866,918	13,514,145
Capital Share Transactions:
Proceeds from shares sold
Retail Class shares	25,539,650	8,387,093
Class C shares(1)	2,874,098	4,954,765
Class I shares(1)	139,312,249	172,836,465
Proceeds from shares issued to holders
in reinvestment of dividends
Retail Class shares	339,643	267,868
Class C shares(1)	88,893	101,745
Class I shares(1)	874,395	545,058
Cost of shares redeemed
Retail Class shares	(2,937,703)	(1,955,369)
Class C shares(1)	(75,745)	(312,744)
Class I shares(1)	(16,938,337)	(9,816,223)
Net increase in net assets from
capital share transactions	149,077,143	175,008,658
Distributions to Shareholders From:
Net investment income
Retail Class	(349,379)	(259,903)
Class C	(91,676)	(96,242)
Class I	(4,207,626)	(3,616,403)
Net realized gains
Retail Class	—	(5,769)
Class C	—	(1,980)
Class I	—	(67,160)
Return of Capital
Retail Class	—	(9,464)
Class C	—	(4,072)
Class I	—	(138,901)
Total distributions	(4,648,681)	(4,199,894)
Total increase in net assets	188,295,380	184,322,909
Net Assets:
Beginning of period	230,047,640	45,724,731
End of period (includes $246,230 and $19,237 of
undistributed net investment income, respectively)	$418,343,020	$230,047,640

The accompanying notes are an integral part of these financial statements.

3

CULLEN HIGH DIVIDEND EQUITY FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended
	December 31, 2006 (Unaudited)
	Retail Class		Class C		Class I
Net Asset Value - Beginning of Period	$13.55		$13.53		$13.55
Income from Investment Operations:
Net investment income	0.16		0.13		0.21
Net realized and unrealized
gain (loss) on investments	1.74		1.72		1.72
Total from investment operations	1.90		1.85		1.93
Less Distributions:
Dividends from net investment income	(0.18)		(0.13)		(0.20)
Distribution of net realized gains	—		—		—
Return of capital	—		—		—
Total distributions	(0.18)		(0.13)		(0.20)
Net Asset Value - End of Period	$15.27		$15.25		$15.28
Total Return	14.20	%(3)	13.74	%(3)	14.33	%(3)
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$40,001		$12,095		$366,247
Ratio of expenses to average net assets:
Before expense reimbursement	1.46	%(4)	2.21	%(4)	1.21	%(4)
After expense reimbursement	1.00	%(4)	1.75	%(4)	0.75	%(4)
Ratio of net investment income
to average net assets:
Before expense reimbursement	2.30	%(4)	1.55	%(4)	2.55	%(4)
After expense reimbursement	2.76	%(4)	2.01	%(4)	3.01	%(4)
Portfolio turnover rate	7.79	%(3)	7.79	%(3)	7.79	%(3)

(1)	Commencement of operations for Class C and Class I Shares was October 7, 2004.
(2)	Commencement of operations.
(3)	Not Annualized.
(4)	Annualized.
(5)	Effective October 7, 2004, the Adviser contractually agreed to lower the net annual operating expense ratio from 1.50% to 1.00%.

The accompanying notes are an integral part of these financial statements.

4

CULLEN HIGH DIVIDEND EQUITY FUND

FINANCIAL HIGHLIGHTS

	Year Ended
	June 30, 2006
	Retail Class	Class C	Class I
Net Asset Value - Beginning of Period	$12.43	$12.41	$12.42
Income from Investment Operations:
Net investment income	0.33	0.20	0.39
Net realized and unrealized
gain (loss) on investments	1.14	1.17	1.12
Total from investment operations	1.47	1.37	1.51
Less Distributions:
Dividends from net investment income	(0.33)	(0.23)	(0.36)
Distribution of net realized gains	(0.01)	(0.01)	(0.01)
Return of capital	(0.01)	(0.01)	(0.01)
Total distributions	(0.35)	(0.25)	(0.38)
Net Asset Value - End of Period	$13.55	$13.53	$13.55
Total Return	11.90%	11.13%	12.25%
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$13,981	$8,040	$208,027
Ratio of expenses to average net assets:
Before expense reimbursement	1.55%	2.30%	1.30%
After expense reimbursement	1.00%	1.75%	0.75%
Ratio of net investment income
to average net assets:
Before expense reimbursement	2.39%	1.64%	2.64%
After expense reimbursement	2.94%	2.19%	3.19%
Portfolio turnover rate	5.91%	5.91%	5.91%

The accompanying notes are an integral part of these financial statements.

5

CULLEN HIGH DIVIDEND EQUITY FUND

FINANCIAL HIGHLIGHTS

	Year Ended						August 1, 2003(2)
	June 30, 2005(1)						to June 30, 2004
	Retail Class		Class C		Class I		Retail Class
Net Asset Value - Beginning of Period	$11.45		$11.87		$11.87		$10.00
Income from Investment Operations:
Net investment income	0.23		0.20		0.18		0.27
Net realized and unrealized
gain (loss) on investments	0.95		0.49		0.59		1.33
Total from investment operations	1.18		0.69		0.77		1.60
Less Distributions:
Dividends from net investment income	(0.17)		(0.12)		(0.19)		(0.15)
Distribution of net realized gains	(0.03)		(0.03)		(0.03)		—
Return of capital	—		—		—		—
Total distributions	(0.20)		(0.15)		(0.22)		(0.15)
Net Asset Value - End of Period	$12.43		$12.41		$12.42		$11.45
Total Return	10.27%		5.79	%(3)	6.48	%(3)	15.98	%(3)
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$6,463		$3,007		$36,254		$1,760
Ratio of expenses to average net assets:
Before expense reimbursement	3.27%		3.03	%(4)	1.97	%(4)	16.27)
After expense reimbursement	1.06	%(5)	1.74	%(4)	0.75	%(4)	1.50%(4	%(4)
Ratio of net investment income
to average net assets:
Before expense reimbursement	1.08%		2.12	%(4)	2.19	%(4)	(12.41	)%(4)
After expense reimbursement	3.29%		3.41	%(4)	3.41	%(4)	2.36	%(4)
Portfolio turnover rate	35.01%		35.01	%(3)	35.01	%(3)	29.37	%(3)

(1)	Commencement of operations for Class C and Class I Shares was October 7, 2004.
(2)	Commencement of operations.
(3)	Not Annualized.
(4)	Annualized.
(5)	Effective October 7, 2004, the Adviser contractually agreed to lower the net annual operating expense ratio from 1.50% to 1.00%.

The accompanying notes are an integral part of these financial statements.

6

CULLEN HIGH DIVIDEND EQUITY FUND

Schedule of Investments
December 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS 90.8%
Aerospace & Defense 2.4%
Raytheon Co.	190,850	$10,076,880
Beverages 3.1%
Diageo PLC - ADR (b)	165,000	13,086,150
Capital Markets 2.9%
Allied Capital Corp.	380,650	12,439,642
Chemicals 5.0%
The Dow Chemical Co.	297,700	11,890,138
PPG Industries, Inc.	142,300	9,137,083
		21,027,221
Commercial Banks 13.4%
Australia & New Zealand
Banking Group Ltd. - ADR (b)	39,800	4,440,088
Bank of America Corp.	231,350	12,351,776
Barclays PLC - ADR (b)	212,900	12,378,006
HSBC Holdings PLC - ADR (b)	112,550	10,315,207
Regions Financial Corp.	306,000	11,444,400
Wachovia Corp.	90,900	5,176,755
		56,106,232
Construction Materials 3.0%
Cemex SA de CV - ADR (a)(b)	369,350	12,513,578
Diversified Financial Services 5.9%
Alliancebernstein Holding LP	94,450	7,593,780
Citigroup, Inc.	85,420	4,757,894
J.P. Morgan Chase & Co.	254,200	12,277,860
		24,629,534
Diversified Telecommunication Services 4.5%
BellSouth Corp.	206,900	9,747,059
Verizon Communications, Inc.	241,700	9,000,908
		18,747,967
Electric Utilities 6.4%
Cia Energetica de Minas Gerais - ADR (b)	227,200	10,951,040
Pinnacle West Capital Corp.	245,950	12,467,206

The accompanying notes are an integral part of these financial statements.

7

CULLEN HIGH DIVIDEND EQUITY FUND

Schedule of Investments - Continued
December 31, 2006 (Unaudited)

	Shares	Value

Electric Utilities 6.4% - Continued
TECO Energy, Inc.	204,200	$3,518,366
		26,936,612
Food Products 8.7%
HJ Heinz Co.	291,350	13,113,663
Kraft Foods, Inc.	316,100	11,284,770
Unilever NV - ADR (b)	434,350	11,836,038
		36,234,471
Household Products 2.9%
Kimberly-Clark Corp.	178,900	12,156,255
Industrial Conglomerates 2.3%
3M Co.	126,200	9,834,766
Media 0.1%
Idearc, Inc. (a)	12,085	346,235
Metals & Mining 2.0%
Anglo American PLC - ADR (b)	344,700	8,414,127
Oil & Gas 7.7%
ChevronTexaco Corp.	182,000	13,382,460
PetroChina Co., Ltd. - ADR (b)	95,950	13,507,841
Petroleo Brasileiro SA - ADR (b)	50,000	5,149,500
		32,039,801
Paper & Forest Products 1.2%
Weyerhaeuser Co.	68,600	4,846,590
Pharmaceuticals 8.7%
Bristol-Myers Squibb Co.	480,800	12,654,656
GlaxoSmithKline PLC - ADR (b)	214,200	11,301,192
Pfizer, Inc.	475,450	12,314,155
		36,270,003
Real Estate 7.5%
BRE Properties - Class A	54,000	3,511,080
Equity Residential	181,950	9,233,962
Health Care Property Investors, Inc.	338,550	12,465,411
Healthcare Realty Trust, Inc.	151,150	5,976,471
		31,186,924
Sanitary Paper Products 0.1%
Kimberly-Clark de Mexico SA de CV - ADR (b)	26,850	618,745

The accompanying notes are an integral part of these financial statements.

8

CULLEN HIGH DIVIDEND EQUITY FUND

Schedule of Investments - Continued
December 31, 2006 (Unaudited)

	Shares	Value

Tobacco 3.0%
Altria Group, Inc.	144,550	$12,405,281
Total Common Stocks
(Cost $333,141,845)		379,917,014
PREFERRED STOCKS 0.8%
Ford Motor Co. Capital Trust II	98,600	3,372,120
Total Preferred Stocks
(Cost $3,646,990)		3,372,120

	Principal Amount	Value

SHORT-TERM INVESTMENTS 10.7%
U.S. Treasuries 10.2%
U.S. Treasury Bill, 5.1000%, due 01/04/2007	$9,242,000	9,238,464
U.S. Treasury Bill, 5.0750%, due 01/11/2007	10,500,000	10,486,607
U.S. Treasury Bill, 4.8200%, due 01/18/2007	10,524,000	10,501,179
U.S. Treasury Bill, 4.7400%, due 01/25/2007	12,304,000	12,266,743
Total U.S. Treasuries
(Cost $42,492,993)		42,492,993
Variable Rate Demand Notes# 0.5%
American Family Financial Services, 4.9427%	714,557	714,557
Wisconsin Corporate Central Credit Union, 4.9900%	1,564,214	1,564,214
Total Variable Rate Demand Notes
(Cost $ 2,278,771)		2,278,771
Total Short-Term Investments
(Cost $44,771,764)		44,771,764
Total Investments 102.3%
(Cost $381,560,599)		428,060,898
Liabilities in Excess of Other Assets (2.3)%		(9,717,878)
TOTAL NET ASSETS 100.0%		$418,343,020

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates shown are as of December 31, 2006.

The accompanying notes are an integral part of these financial statements.

9

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2006 (Unaudited)

1.	Organization

The Cullen Funds Trust (the “Trust”) is an open-end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers two series of shares to investors, the Cullen High Dividend Equity Fund (the “Fund”) and the Cullen International High Dividend Fund (collectively, “The Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objective of the Fund is long-term capital appreciation and current income. The Fund’s Retail Class commenced operations on August 1, 2003. The Fund’s Class C and Class I shares commenced operations on October 7, 2004.

The Fund offers Retail, C and I Class Shares. Each class of shares differs principally in its respective administration, transfer agent, and distribution expenses and sales charges, if any. Each class of shares has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

a)
Valuation of Securities – Securities listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made; however, securities traded on a U.S. securities exchange for which there were no transactions on a given day, and securities not listed on a U.S. securities exchange, are valued at the average of the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Fund Board of Trustees under supervision of the full Board. Debt securities maturing within 60 days or less when purchased are valued by the amortized cost method, which approximates market value.

10

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2006 (Unaudited)

2.	Significant Accounting Policies – Continued

b)
Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for the Fund. Dividends from realized capital gains, if any, are declared and paid at least annually. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.

c)
Federal Income Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is recorded.

d)
Derivative Financial Instruments and Other Investment Strategies – The Fund may engage in various portfolio strategies, to the extent that they are consistent with the Fund’s investment objectives and limitations, to attempt to hedge against changes in net asset value or to attempt to realize a greater current return. The use of these instruments involves certain risks, including the possibility that the value of the underlying assets or indices fluctuate, the derivative becomes illiquid, imperfect correlation between the value of the derivative and the underlying assets or indices, or that the counterparty fails to perform its obligations when due.

e)
Options Transactions – For hedging purposes and in order to generate additional income, the Fund may write (or sell) call options on a covered basis. Premiums received on the sale of such options are expected to enhance the income of the Fund.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund relating to actions or omissions has realized a gain or loss. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund selling a security at a price different from the current market price.

11

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2006 (Unaudited)

2.	Significant Accounting Policies – Continued

f)
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

g)
Guarantees and Indemnification – In the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, however, the Fund expects the risk of loss to be remote.

h)
Accounting for Uncertainty in Income Taxes –On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Cullen High Dividend Equity Fund’s tax returns to determine whether it is more likely than not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48. Its impact to the financial statements has not yet been determined.

In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles

12

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2006 (Unaudited)

2.	Significant Accounting Policies – Continued

from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management has recently begun to evaluate the application of the statement to the Fund, and is not in a position at this time to evaluate the significance of its impact, if any, on the Fund’s financial statements.

i)
Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a high cost basis. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective shares outstanding.

3.	Capital Share Transactions

Share transactions were as follows:

	Cullen High Dividend Equity Fund
	Retail Class	Class C	Class I
	Six Months Ended	Six Months Ended	Six Months Ended
	December 31, 2006	December 31, 2006	December 31, 2006
	(unaudited)	(unaudited)	(unaudited)
Shares sold	1,763,131	198,284	9,730,809
Shares reinvested	23,145	6,104	59,673
Shares redeemed	(199,404)	(5,576)	(1,169,771)
Net increase	1,586,872	198,812	8,620,711
Shares outstanding:
Beginning of period	1,031,916	594,188	15,352,437
End of period	2,618,788	793,000	23,973,148

	Retail Class	Class C	Class I
	Year Ended	Year Ended	Year Ended
	June 30, 2006	June 30, 2006	June 30, 2006
Shares sold	639,261	368,095	13,136,870
Shares reinvested	20,001	7,556	40,689
Shares redeemed	(147,515)	(23,745)	(743,362)
Net increase	511,747	351,906	12,434,197
Shares outstanding:
Beginning of period	520,169	242,282	2,918,240
End of period	1,031,916	594,188	15,352,437

13

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2006 (Unaudited)

4.	Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the six months ended December 31, 2006 were $163,370,291 and $22,045,922, respectively.

As of June 30, 2006, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of investments (a)	$242,418,515
Gross unrealized appreciation	$16,561,983
Gross unrealized depreciation	(6,307,664)
Net unrealized appreciation	$10,254,319
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gains (losses)	(430,813)
Total accumulated earnings (losses)	$9,823,506

(a)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes primarily due to wash sale adjustments.

At June 30, 2006, the Fund had tax basis capital losses of $428,852, which may be carried over to offset future capital gains, of such losses, $428,852 expire on December 31, 2014. The Fund had no post-October loss deferrals as of June 30, 2006. Further, as a result of permanent book-to-tax differences arising from differing treatment of certain income items, reclassification adjustments were made to increase (decrease) the accounts below:

Paid-in	Undistributed Net	Undistributed Net
Capital	Investment Income	Realized Gain (Loss)
(163,653)	88,584	75,069

The tax composition of dividends paid during the six months ended December 31, 2006 and the year ended June 30, 2006 was as follows:

	December 31, 2006	June 30, 2006
Ordinary Income	$4,648,681	$4,046,168
Long-Term Capital Gain	—	1,289
Return of Capital	—	152,437

5.	Investment Advisery and Other Agreements

The Trust has an agreement with Cullen Capital Management LLC (the “Adviser”), with which certain officers and trustees of the Fund are affiliated, to furnish investment

14

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2006 (Unaudited)

5.	Investment Advisery and Other Agreements – Continued

advisory services to the Fund. Under the terms of the agreement, the Fund will compensate the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets. Through October 31, 2007, the Adviser agreed to waive its fees and absorb expenses to the extent that the Fund’s total annual operating expenses (excluding taxes) exceed 1.00% of the Fund’s net assets for Retail Shares, 1.75% for Class C Shares and 0.75% for Class I Shares. For a period of three years after the year in which the Adviser waives or reimburses expenses, the Adviser may seek reimbursement from the Fund to the extent that total annual Fund operating expenses are less than the expense limitation in effect at the time of the waiver or reimbursement. The Adviser waived or reimbursed expenses of $763,127 associated with the Fund for the six months ended December 31, 2006.

As of December 31, 2006, reimbursed/absorbed expenses for the Fund subject to potential recovery by year of expiration are as follows:

Year of Expiration	Amount
June 30, 2007	$144,555
June 30, 2008	$224,826
June 30, 2009	$709,832
June 30, 2010	$763,127

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Trust. U.S. Bank, N.A. serves as custodian for the Trust.

6.	Distribution Plan

The Fund has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of average daily net assets for the Fund’s Retail Class shares. The Fund’s Class C shares allow for up to 1.00% of average daily net assets, of which 0.75% may be paid as a distribution fee and 0.25% for certain shareholder services to shareholders. Amounts paid under the Plan by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund. This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Fund incurred $32,167 for the Retail Class shares and $49,075 for Class C shares pursuant to the Plan for the six months ended December 31, 2006.

15

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2006 (Unaudited)

7.	Federal Tax Information (Unaudited)

The Fund has designated 94% of the dividends declared from net investment income during the year ended June 30, 2006 as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended June 30, 2006, 58% of the ordinary distributions paid by the Fund qualify for the dividend received deduction available to corporate shareholders.

16

CULLEN HIGH DIVIDEND EQUITY FUND

Expense Example
December 31, 2006 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

Actual Expenses

The first portion of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information within this portion of the table, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period”, to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second portion in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second portion of the table is useful in comparing ongoing costs only, and will

17

CULLEN HIGH DIVIDEND EQUITY FUND

Expense Example
December 31, 2006 (Unaudited)

not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	7/1/06	12/31/06	7/1/06 - 12/31/06
Actual
High Dividend Equity Fund
Retail Class	$1,000.00	$1,142.00	$5.40
Class C	$1,000.00	$1,137.40	$9.43
Class I	$1,000.00	$1,143.30	$4.05

Hypothetical (5% return before expenses)
High Dividend Equity Fund
Retail Class	$1,000.00	$1,020.16	$5.09
Class C	$1,000.00	$1,016.38	$8.89
Class I	$1,000.00	$1,021.42	$3.82

(1)
Expenses are equal to the High Dividend Equity Fund’s Retail Class, Class C and Class I expense ratios of 1.00%, 1.75% and 0.75%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect one half-year period).

18

CULLEN HIGH DIVIDEND EQUITY FUND

Top 10 Industries – As of December 31, 2006 (Unaudited)

Percentages are based upon net assets.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Fund is distributed by Quasar Distributors, LLC, a member of the NASD.

How to Obtain a Copy of the Funds’ Proxy Voting Policy

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at www.cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. The Fund’s proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ended June 30.

Quarterly Filings on Form N-Q

Beginning with the quarter ending September 30, 2004 the Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will be available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund’s N-Q will also be available upon request by calling 1-877-485-8586.

19

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Cullen Capital Management LLC
New York, New York

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

INDEPENDENT REGISTERED
PricewaterhouseCoopers LLP
Milwaukee, Wisconsin

LEGAL COUNSEL
Sidley Austin LLP
Chicago, Illinois

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
U.S. Bank, N.A.
Milwaukee, Wisconsin

Cullen Funds Trust

Cullen International High Dividend Fund

SEMI-ANNUAL REPORT

December 31, 2006

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

STATEMENTS OF ASSETS AND LIABILITIES
As of December 31, 2006 (Unaudited)

Assets:
Investments, at value (cost of $11,140,055)	$12,820,440
Cash	815,876
Receivable for securities sold	305,199
Receivable for fund shares sold	24,000
Dividends and interest receivable	26,960
Due from Adviser	20,089
Prepaid expenses	28,110
Total assets	14,040,674
Liabilities:
Payable for securities purchased	175,724
Payable for fund shares purchased	119,283
Distribution fees payable	741
Accrued administration expense	12,764
Accrued audit expense	13,673
Accrued fund accounting expense	10,505
Accrued transfer agent expense	11,049
Accrued expenses and other liabilities	9,923
Total liabilities	353,662
Net assets	$13,687,012
Net assets consist of:
Paid in capital	$12,286,500
Undistributed net investment loss	(1,697)
Undistributed net realized loss on investments
and foreign currency related transactions	(278,159)
Net unrealized appreciation (depreciation) of investments
and foreign currency related transactions	1,680,368
Net assets	$13,687,012
Retail Class:
Net assets applicable to outstanding Retail Class shares	$6,870,297
Shares issued (Unlimited number of beneficial
interest authorized, $0.001 par value)	557,957
Net asset value, offering price and redemption price per share	$12.31
Class C:
Net assets applicable to outstanding Class C shares	$960,348
Shares issued (Unlimited number of beneficial
interest authorized, $0.001 par value)	78,136
Net asset value, offering price and redemption price per share	$12.29
Class I:
Net assets applicable to outstanding Class I shares	$5,856,367
Shares issued (Unlimited number of beneficial
interest authorized, $0.001 par value)	474,467
Net asset value, offering price and redemption price per share	$12.34

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2006 (Unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $13,031)	$163,659
Total investment income	163,659
Expenses:
Administration fees	37,808
Fund accounting fees	31,138
Registration and filing fees	28,318
Professional fees	14,015
Shareholder servicing fees	35,617
Investment advisory fees (Note 5)	53,087
Custody fees	4,365
Shareholder reports	5,294
Trustees’ fees and expenses	4,285
Distribution fees (Note 6)
Distribution fees - Retail Class	6,684
Distribution fees - Class C	3,112
Other expenses	787
Total expenses before reimbursement from Adviser	224,510
Expense reimbursement from Adviser	(161,627)
Net expenses	62,883
Net investment income	100,776
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments
and foreign currency related transactions	(163,154)
Net change in unrealized gain (loss) on investments
and foreign currency related transactions	1,633,875
Net realized and unrealized gain (loss) on investments	1,470,721
Net increase in net assets resulting from operations	$1,571,497

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended	December 15, 2005(1)
	December 31, 2006	to
	(Unaudited)	June 30, 2006
Operations:
Net investment income	$100,776	$94,185
Net realized gain (loss) on investments	(163,154)	(121,109)
Net change in unrealized gain (loss) on investments	1,633,875	44,706
Net increase in net assets resulting from operations	1,571,497	17,782
Capital Share Transactions:
Proceeds from shares sold
Retail Class shares	1,555,342	5,180,799
Class C shares	549,065	310,201
Class I shares	1,953,041	3,625,469
Proceeds from shares issued to
holders in reinvestment of dividends
Retail Class shares	49,197	50,914
Class C shares	1,767	1,704
Class I shares	34,803	29,785
Cost of shares redeemed
Retail Class shares	(414,766)	(179,987)
Class C shares	(98)	—
Class I shares	(446,147)	(11,002)
Net increase in net assets
from capital share transactions	3,282,204	9,007,883
Distributions to Shareholders From:
Net investment income
Retail Class	(49,528)	(50,914)
Class C	(3,153)	(2,220)
Class I	(48,915)	(37,624)
Net realized gains
Retail Class	—	—
Class C	—	—
Class I	—	—
Total distributions	(101,596)	(90,758)
Total increase in net assets	4,752,105	8,934,907
Net Assets:
Beginning of period	8,934,907	—
End of period (includes ($1,697) and $910 of
undistributed net investment income (loss), respectively)	$13,687,012	$8,934,907

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended
	December 31, 2006 (Unaudited)
	Retail Class		Class C		Class I
Net Asset Value - Beginning of Period	$10.82		$10.81		$10.84
Income from Investment Operations:
Net investment income	0.10		0.10		0.12
Net realized and unrealized
gain (loss) on investments	1.49		1.45		1.50
Total from investment operations	1.59		1.55		1.62
Less Distributions:
Dividends from net investment income	(0.10)		(0.07)		(0.12)
Distributions from net realized gains	—		—		—
Total distributions	(0.10)		(0.07)		(0.12)
Net Asset Value - End of Period	$12.31		$12.29		$12.34
Total Return	14.80	%(2)	14.37	%(2)	14.99	%(2)
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$6,870		$960		$5,856
Ratio of expenses to average net assets:
Before expense reimbursement	4.29	%(3)	5.04	%(3)	4.04	%(3)
After expense reimbursement	1.25	%(3)	2.00	%(3)	1.00	%(3)
Ratio of net investment income
to average net assets:
Before expense reimbursement	(1.21	%)(3)	(1.96	%)(3)	(0.96	%)(3)
After expense reimbursement	1.83	%(3)	1.08	%(3)	2.08	%(3)
Portfolio turnover rate	28.08	%(2)	28.08	%(2)	28.08	%(2)

(1)	Commencement of operations.
(2)	Not Annualized
(3)	Annualized

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FINANCIAL HIGHLIGHTS

	December 15, 2005(1) to
	June 30, 2006
	Retail Class		Class C		Class I
Net Asset Value - Beginning of Period	$10.00		$10.00		$10.00
Income from Investment Operations:
Net investment income	0.13		0.07		0.14
Net realized and unrealized
gain (loss) on investments	0.82		0.85		0.83
Total from investment operations	0.95		0.92		0.97
Less Distributions:
Dividends from net investment income	(0.13)		(0.11)		(0.13)
Total distributions	(0.13)		(0.11)		(0.13)
Net Asset Value - End of Period	$10.82		$10.81		$10.84
Total Return	9.47	%(2)	9.21	%(2)	9.76	%(2)
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$4,966		$306		$3,663
Ratio of expenses to average net assets:
Before expense reimbursement	8.36	%(3)	9.11	%(3)	8.47	%(3)
After expense reimbursement	1.25	%(3)	2.00	%(3)	1.00	%(3)
Ratio of net investment income
to average net assets:
Before expense reimbursement	(3.45	%)(3)	(4.20	%)(3)	(3.61	%)(3)
After expense reimbursement	3.66	%(3)	2.91	%(3)	3.86	%(3)
Portfolio turnover rate	42.38	%(2)	42.38	%(2)	42.38	%(2)

(1)	Commencement of operations.
(2)	Not Annualized
(3)	Annualized

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

Schedule of Investments
December 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS 93.7%
Australia 4.5%
Australia & New Zealand Banking Group Ltd. - ADR	2,270	$
Equigold NL	102,400		132,560
St. George Bank Ltd.	8,750		227,924
			613,725
Bermuda 1.6%
Tsakos Energy Navigation Ltd.	4,800		220,320
Brazil 10.7%
Cia Energetica de Minas Gerais - ADR	6,300		303,660
Cia Siderurgica Nacional SA - ADR	6,200		185,876
CPFL Energia SA - ADR	5,500		225,390
Petroleo Brasileiro SA - ADR	2,850		293,521
Sadia SA - ADR	5,900		201,131
Uniao de Bancos Brasileiros SA - ADR	2,750		255,640
			1,465,218
Canada 4.6%
Calloway Real Estate Investment Trust	3,300		78,103
Canadian Oil Sands Trust	500		13,980
Enerplus Resources Fund	2,350		102,484
Pengrowth Energy Trust	5,500		94,655
Primaris Real Estate Investment Trust	4,400		71,236
Timberwest Forest Corp.	9,500		122,767
Vermilion Energy Trust	5,000		150,050
			633,275
China 4.8%
Aluminum Corp. of China Ltd. - ADR	9,350		219,725
Guangshen Railway Ltd. - ADR	1,150		38,985
PetroChina Co., Ltd. - ADR	1,450		204,131
Road King Infrastructure Ltd.	110,000		162,632
Shenzhen Expressway Co., Ltd.	60,000		36,023
			661,496
Egypt 0.7%
Commercial International Bank	10,025		98,245

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

Schedule of Investments – Continued
December 31, 2006 (Unaudited)

	Shares	Value

Finland 1.6%
Nokia OYJ - ADR	10,550	$214,376
Germany 5.3%
Deutsche Lufthansa AG	11,100	305,211
RWE AG	2,400	264,410
Siemens AG - ADR	1,630	160,636
		730,257
Hungary 0.4%
Magyar Telekom Telecommunications Ltd. - ADR (a)	2,150	60,093
India 0.9%
ICICI Bank Ltd. - ADR	2,800	116,872
Italy 2.3%
Unicredito Italiano SpA	35,950	315,105
Japan 0.6%
Nissan Motor Co., Ltd. - ADR	3,450	83,732
Malaysia 4.6%
Berjaya Sports Toto Berhad	170,000	231,293
British American Tobacco Malaysia Berhad	11,300	138,527
Ioi Properties Berhad	47,700	128,444
Kuala Lumpur Kepong Berhad	33,500	128,189
		626,453
Mexico 1.7%
Cemex SA de CV - ADR (a)	5,600	189,728
Kimberly-Clark de Mexico SA de CV - ADR	1,650	38,023
		227,751
Netherlands 5.9%
ABN AMRO Holding NV - ADR	3,750	120,187
Corio NV	2,150	175,678
Eurocommercial Properties NV	700	34,938
ING Groep NV - ADR	6,650	293,731
Unilever NV - ADR	6,700	182,575
		807,109
Norway 2.3%
Telenor ASA	17,000	319,677

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

Schedule of Investments – Continued
December 31, 2006 (Unaudited)

	Shares	Value

Philippines 2.3%
Philippine Long Distance Telephone - ADR	6,200	$317,006
Russian Federation 0.5%
LUKOIL - ADR	690	60,686
Singapore 8.9%
Ascendas Real Estate Investment Trust	40,000	69,633
Parkway Holdings	78,000	159,687
Petra Foods Ltd. (a)	71,000	83,325
Raffles Medical Group Ltd.	327,000	206,807
Singapore Telecommunications Ltd - ADR	11,495	245,738
Tat Hong Holdings Ltd.	337,000	259,273
United Overseas Bank Ltd. - ADR	7,850	198,514
		1,222,977
South Africa 2.9%
African Bank Investments Ltd.	52,300	213,279
Barloworld Ltd. - ADR	4,300	100,018
The Tongaat-Hulett Group, Ltd.	5,300	84,640
		397,937
South Korea 3.9%
Korea Electric Power Corp. - ADR	1,650	37,472
KT&G Corp.	970	58,930
KT&G Corp. - ADR
(Acquired 12/22/05 - 07/31/06, Cost $147,243) (a)(b)	5,350	162,513
LG Electronics Inc. - ADR
(Acquired 12/20/05 - 04/19/06, Cost $87,905) (a)(b)	3,250	56,613
Samsung Electronics Co., Ltd. - ADR
(Acquired 12/20/05 - 04/19/06, Cost $224,101) (a)(b)	850	219,355
		534,883
Sweden 4.4%
D. Carnegie & Co. AB	11,500	247,774
Kungsleden AB (a)	8,100	124,234
Volvo AB - ADR	3,350	230,547
		602,555
Switzerland 4.3%
Nestle SA - ADR	2,600	230,564

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

Schedule of Investments – Continued
December 31, 2006 (Unaudited)

	Shares	Value

Switzerland 4.3% – Continued
Syngenta AG	500	$93,024
UBS AG	4,250	256,403
		579,991
Taiwan 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	24,100	263,413
Thailand 0.4%
Rojana Industrial Park PCL (a)	137,000	54,491
United Kingdom 11.7%
Anglo American PLC - ADR	8,350	203,823
Barclays PLC - ADR	5,600	325,584
Diageo PLC - ADR	4,150	329,137
GlaxoSmithKline PLC - ADR	6,250	329,750
HSBC Holdings PLC - ADR	1,200	109,980
Vodafone Group PLC - ADR	10,602	294,523
		1,592,797
Total Common Stocks
(Cost $11,140,055)		12,820,440
Total Investments 93.7%
(Cost $11,140,055)		12,820,440
Other Assets in Excess of Liabilities - 6.3%		866,572
TOTAL NET ASSETS 100.0%		$13,687,012

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a)	Non Income Producing
(b)	144(A) Security

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

At December 31, 2006, Sector diversification of the fund was as follows:

	% of Net Assets	Value

Foreign Common Stock
Consumer Discretionary	2.3%	$315,024
Consumer Staples	11.7	1,599,532
Energy	8.3	1,139,826
Financials	27.6	3,769,236
Health Care	5.1	696,244
Industrials	8.7	1,193,307
Information Technology	3.5	477,789
Manufacturing	0.3	38,023
Materials	8.4	1,147,504
Mining	0.7	100,018
Telecommunication Services	9.0	1,237,037
Utilities	6.1	830,932
Wholesale Trade	2.0	275,968
TOTAL INVESTMENTS	93.7	12,820,440
Other Assets in Excess of Liabilities	6.3	866,572
TOTAL NET ASSETS	100.0%	$13,687,012

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2006 (Unaudited)

1.	Organization

The Cullen Funds Trust (the “Trust”) is an open-end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers two separate series to investors, the Cullen High Dividend Equity Fund and the Cullen International High Dividend Fund (the “Fund” or collectively “The Funds”). The Funds are open-end, diversified management investment companies registered under the 1940 Act. The investment objective of the Fund is long-term capital appreciation and current income. The Fund commenced operations on December 15, 2005.

The Fund offers Retail, C and I Class Shares. Each class of shares differs principally in its respective administration, transfer agent, and distribution expenses and sales charges, if any. Each class of shares has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

a)
Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Fund’s Board of Trustees under supervision of the full Board. Debt securities maturing within 60 days or less when purchased are valued by the amortized cost method, which approximates market value. Price movements in futures contracts and American Depository Receipts, and various other indices, may be reviewed in the course of making good faith determination of a security’s fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2006 (Unaudited)

2.	Significant Accounting Policies – Continued

b)
Distributions to Shareholders - Dividends from net investment income, if any, are declared and paid quarterly for the Fund. Dividends from realized capital gains, if any, are declared and paid at least annually. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.

c)
Federal Income Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is recorded.

d)
Derivative Financial Instruments and Other Investment Strategies – The Fund may engage in various portfolio strategies, to the extent that they are consistent with the Fund’s investment objectives and limitations, to attempt to hedge against changes in net asset value or to attempt to realize a greater current return. The use of these instruments involves certain risks, including the possibility that the value of the underlying assets or indices fluctuate, the derivative becomes illiquid, imperfect correlation between the value of the derivative and the underlying assets or indices, or that the counterparty fails to perform its obligations when due.

e)
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

f)
Guarantees and Indemnification – In the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, however, the Fund expects the risk of loss to be remote.

g)
Recently Issued Accounting Pronouncements – On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Cullen International High Dividend Fund’s tax returns to determine whether it is more likely than not (i.e., greater than 50-percent) that each tax position will be sustained upon

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2006 (Unaudited)

2.	Significant Accounting Policies – Continued

examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48. Its impact to the financial statements has not yet been determined.

In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management has recently begun to evaluate the application of the statement to the Fund, and is not in a position at this time to evaluate the significance of its impact, if any, on the Fund’s financial statements.

h)
Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a high cost basis. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective shares outstanding.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2006 (Unaudited)

3.	Capital Share Transactions

Share transactions were as follows:

	Retail Class	Class C	Class I
	Six Months Ended	Six Months Ended	Six Months Ended
	December 31, 2006	December 31, 2006	December 31, 2006
Shares sold	131,971	49,678	170,362
Shares reinvested	4,304	158	3,029
Shares redeemed	(37,208)	(9)	(36,734)
Net increase	99,067	49,827	130,657
Shares outstanding:
Beginning of period	458,890	28,309	337,810
End of period	557,957	78,136	474,467

	Cullen International High Dividend Fund
	Retail Class	Class C	Class I
	December 15, 2005(1)	December 15, 2005(1)	December 15, 2005(1)
	to June 30, 2006	to June 30, 2006	to June 30, 2006
Shares sold	470,817	28,149	335,967
Shares reinvested	4,735	160	2,766
Shares redeemed	(16,662)	—	(923)
Net increase	458,890	28,309	337,810
Shares outstanding:
Beginning of period	—	—	—
End of period	458,890	28,309	337,810

(1)	Commencement of operations.

4.	Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the period ended December 31, 2006 were $5,648,748 and $2,816,762, respectively.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2006 (Unaudited)

4.	Investment Transactions – Continued

As of June 30, 2006, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of investments (a)	$8,552,959
Gross unrealized appreciation	$422,030
Gross unrealized depreciation	(417,379)
Net unrealized appreciation	$4,651
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gains (losses)	(74,040)
Total accumulated earnings (losses)	$(69,389)

(a)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes primarily due to wash sale adjustments and investments in real estate investment trusts.

At June 30, 2006, the Fund had net realized capital losses from transactions after November 1, 2005 of $74,040. Post-October capital losses for tax purposes are deferred and will be recognized in 2007 and are included in the tax accumulated earnings for the Fund. Further, as a result of permanent book-to-tax differences arising from differing treatment of certain income items and non-deductible current year expenses, reclassification adjustments were made to increase (decrease) the amounts listed below:

Paid-in	Undistributed Net	Undistributed Net
Capital	Investment Income	Realized Gain (Loss)
$(3,587)	$(2,517)	$6,104

The tax composition of dividends paid during the six months ended December 31, 2006 and the period ended June 30, 2006 was as follows:

	December 31, 2006	June 30, 2006
Ordinary Income	$101,596	$90,758
Long-Term Capital Gain	—	—

5.	Investment Advisery and Other Agreements

The Trust has an agreement with Cullen Capital Management LLC (the “Adviser”), with which certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of the agreement, the Fund will compensate the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets. Through June 30, 2008, the Adviser has agreed to waive its fees and absorb expenses to the extent that the Fund’s total annual operating expenses (excluding taxes) exceed 1.25% of the Fund’s net assets for Retail Shares, 2.00% for

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2006 (Unaudited)

5.	Investment Advisery and Other Agreements – Continued

Class C Shares and 1.00% for Class I Shares. For a period of three years after the year in which the Adviser waives or reimburses expenses, the Adviser may seek reimbursement from the Fund to the extent that total annual Fund operating expenses are less than the expense limitation in effect at the time of the waiver or reimbursement. The Adviser waived or reimbursed expenses of $161,627 associated with the Fund for the six months ended December 31, 2006.

As of December 31, 2006, reimbursed/absorbed expenses for the Fund subject to potential recovery by year of expiration are as follows:

Year of Expiration	Amount
June 30, 2009	$183,034
June 30, 2010	$161,627

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Trust. The Bank of New York serves as custodian for the Fund.

6.	Distribution Plan

The Fund has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of average daily net assets for the Fund’s Retail Class shares. The Fund’s Class C shares allow for up to 1.00% of average daily net assets, of which 0.75% may be paid as a distribution fee and 0.25% for certain shareholder services to shareholders. Amounts paid under the Plan by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund. This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Fund incurred $6,684 for the Retail Class shares and $3,112 for Class C shares pursuant to the Plan for the six months ended December 31, 2006.

7.	Federal Tax Information (Unaudited)

The Fund has designated 100% of the dividends declared from net investment income during the period ended June 30, 2006 as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the period ended June 30, 2006, 4% of the ordinary distributions paid by the Fund qualify for the dividend received deduction available to corporate shareholders.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2006 (Unaudited)

7.	Federal Tax Information (Unaudited) – Continued

For the period ended June 30, 2006, the Cullen International High Dividend Fund earned foreign source income and paid foreign taxes, which they intend to pass through to their shareholders pursuant to section 853 of the Internal Revenue Code as follows:

	Foreign Source	Foreign
	Income Earned	Taxes Paid
Australia	$5,652	$
Bermuda	2,750	—
Brazil	20,601	918
Britain	13,728	—
British V.I.	2,524	—
Canada	17,220	3,329
Chile	1,130	245
China	2,134	—
Egypt	365	—
Finland	2,374	356
Germany	3,110	467
Hong Kong	660	66
Italy	7,148	1,930
Japan	902	63
Malaysia	2,369	—
Mexico	3,366	—
Netherlands	14,754	3,144
New Zealand	2,385	—
Norway	672	101
Russia	1,205	201
Singapore	4,626	—
South Africa	3,128	—
South Korea	1,571	259
Switzerland	5,319	1,527
Taiwan	5,293	1,059
Thailand	2,789	—
Total	$127,775	$14,553

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

EXPENSE EXAMPLE
December 31, 2006 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

Actual Expenses

The first set of lines of the tables below provide information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses, interest expense or dividends on short position taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines within the tables below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

EXPENSE EXAMPLE – Continued
December 31, 2006 (Unaudited)

not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	7/1/06	12/31/06	7/1/06 - 12/31/06
Actual
International High Dividend Fund
Retail Class	$1,000.00	$1,148.00	$6.77
Class C	$1,000.00	$1,143.70	$10.81
Class I	$1,000.00	$1,149.90	$5.42

Hypothetical (5% return before expenses)
International High Dividend Fund
Retail Class	$1,000.00	$1,018.90	$6.36
Class C	$1,000.00	$1,015.12	$10.16
Class I	$1,000.00	$1,020.16	$5.09

(1)
Expenses are equal to the International High Dividend Fund’s Retail Class, Class C and Class I expense ratios of 1.25%, 2.00% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the current period/365 days (to reflect the period since inception).

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

Top 10 Countries - As of December 31, 2006 (Unaudited)

Percentages are based upon net assets.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Fund is distributed by Quasar Distributors, LLC, a member of the NASD.

How to Obtain a Copy of the Funds’ Proxy Voting Policy

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at www.cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. The Fund’s proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ended June 30.

Quarterly Filings on Form N-Q

Beginning with the quarter ending March 31, 2006 the Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will be available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund’s N-Q will also be available upon request by calling 1-877-485-8586.

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Cullen Capital Management LLC
New York, New York

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

INDEPENDENT REGISTERED
PricewaterhouseCoopers LLP
Milwaukee, Wisconsin

LEGAL COUNSEL
Sidley Austin LLP
Chicago, Illinois

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
The Bank of New York
New York, New York

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cullen Funds Trust

By (Signature and Title)*    /s/James P. Cullen
James P. Cullen, President

Date      March 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/James P. Cullen
James P. Cullen, President

Date      March 9, 2007

By (Signature and Title)*   /s/Brenda S. Pons
Brenda S. Pons, Treasurer

Date      March 9, 2007